Changes In Accounting Policies	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Changes In Accounting Policies
NOTE 4. CHANGES IN ACCOUNTING POLICIES
IFRS 3 Business Combinations (“IFRS 3”)
Effective January 1, 2020, the definition of a business was amended under IFRS 3. Under the amended definition, to be considered a business an acquisition must include an input and a substantive process that together significantly contribute to the ability to create outputs. The new guidance provides a framework to evaluate when an input and a substantive process are present.
Under the prior definition, IFRS 3 stated that a business need not include all of the inputs or processes that the seller used in operating that business “
if market participants are capable of acquiring the business and continuing to produce outputs, for example, by integrating the business with their own inputs and processes
”. The reference to such integration is now deleted from IFRS 3 in the proposed amendment and the assessment must be based on what has been acquired in its current state and condition.
This amendment will be applied prospectively to future acquisitions. While there are no immediate impacts resulting from this amendment, this change will likely result in more acquisitions being accounted for as asset acquisitions. Application of the change could also affect the accounting for disposal transactions.
The Company applied the amendments beginning January 1, 2020, with no changes to the Company’s consolidated financial statements.